SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Aug. 31, 2020 USD ($) tanker $ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Participation in equity method investee (in hundredths)		100.00%
Proceeds from sale of vessels and termination of charters		$ 37,911
Value of authorized share capital		$ 2,000	$ 2,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Dividends, Per Share, Declared | $ / shares	$ 0.25
Proceeds from sale of vessels and termination of charters	$ 117,800
Repayments of Bank Debt	95,000
Value of authorized share capital	3,000
Additional Common stock authorized, value	$ 1,000
Subsequent Event [Member] | Hunter Group ASA [Member]
Subsequent Event [Line Items]
Number of vessels sold | tanker	2